Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash	$ 513	$ 706
Cash equivalents	387	456
Cash and cash equivalents	$ 900	$ 1,162	$ 1,568